Note 45 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains On Disposals Of Investment in Subsidiaries	€ 1,000,000	€ 0
Gains On Disposals Of Property Plant And Equipment	4,000,000	13,000,000
Losses On Disposals Of Investment in Subsidiaries	0	0
Losses On Disposals Of Property Plant And Equipment	(1,000,000)	(6,000,000)
Total Disposal of tangible assets and other, gains	€ 4,000,000	€ 8,000,000